NORTHERN INSTITUTIONAL LARGE CAP INDEX PORTFOLIO
LARGE CAP INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN INSTITUTIONAL LARGE CAP INDEX PORTFOLIO Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN INSTITUTIONAL LARGE CAP INDEX PORTFOLIO Class A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.25%
Administration Fees		0.10%
Other Operating Expenses		0.15%
Total Annual Portfolio Operating Expenses		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Portfolio had not commenced operations as of the date of this Prospectus.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
NORTHERN INSTITUTIONAL LARGE CAP INDEX PORTFOLIO Class A	36	113

PORTFOLIO TURNOVER.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio had not commenced operations as of November 30, 2011.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 1000 Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000 Index, and in equity index futures approved by the Commodity Futures Trading Commission.

The Russell 1000 Index is commonly used to represent the large capitalization segment of the U.S. equity market. The companies in the Russell 1000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 1000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of December 31, 2011, the approximate market capitalization range of the companies included in the Russell 1000 Index was between $116.7 million and $417.5 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 1000 Index. Because the Portfolio will have fees and transaction expenses (while the Russell 1000 Index has none), returns are likely to be below those of the Russell 1000 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 1000 Index within a 0.95 correlation coefficient.

Frank Russell Company (“Russell”) does not endorse any stock in the Russell 1000 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.
MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.
TRACKING RISK is the risk that the Portfolio’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE
The bar chart and performance table have been omitted because the Portfolio has been in operation for less than one calendar year.